Leases - Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments (Details)	Sep. 30, 2024 CAD ($)
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	$ 4,255,037
Less than 1 year [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	855,207
1 to 5 years [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	2,451,771
More than 5 years [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	$ 948,059